Note 22 - Related Party Transactions (Details) - Related Party Transactions (NTT [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Related Party Transaction [Line Items]
Accounts receivable	$ 4,339	¥ 446,857	¥ 171,909
Accounts payable	17,702	1,822,997	1,578,969
Revenues	23,023	2,370,954	880,079	895,189
Costs	$ 151,283	¥ 15,579,173	¥ 14,966,177	¥ 14,225,717